Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other current liabilities
Salaries, welfare and outsourcing fee payable	¥ 40,523		¥ 117,505
Accrued advertising and other expenses	22,922		68,719
Accrued professional service fees	10,117		12,566
Security deposits from agents	6,738		9,408
Advance from agents	2,264		7,041
Accrued rental and property management fees	4,307		2,197
Accrued intangible assets	765		8,866
Accrued staff reimbursements	2,620		7,049
Others	5,949		3,750
Accrued expenses and other current liabilities	¥ 96,205	$ 15,097	¥ 237,101